Share Capital - Schedule of Common Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Equity [Abstract]
Beginning balance, Shares	121,540,562	123,236,813
Issued on exercise of stock options, Shares	205,254	1,173,249
Issued on sale of shares under Employee Share Purchase Plan, Shares	66,400	55,600
Repurchased under normal course issuer bid, Shares	(1,903,200)	(2,925,100)
Ending balance, Shares	119,909,016	121,540,562
Beginning balance	$ 431,067	$ 436,606
Issued on exercise of stock options	478	3,078
Transfer from additional paid-in capital on exercise of options	243	1,514
Issued on sale of shares under Employee Share Purchase Plan	196	231
Repurchased under normal course issuer bid	(6,746)	(10,362)	(10,836)
Ending balance	$ 425,238	$ 431,067